Revenue Recognition and Related Party Transactions (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Fee and Management Income
Summarized below are amounts included in Fee and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds, and other revenues that are not in the scope of ASC 606 but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	Three Months Ended				Six Months Ended
	June 30, 2019				June 30, 2019
	PECO III	Joint Ventures	Other Parties(1)	Total	PECO III	Joint Ventures	Other Parties(1)	Total
Recurring fees(2)	$228	$1,352	$59	$1,639	$422	$2,681	$118	$3,221
Transactional revenue and reimbursements(3)	204	621	2	827	1,016	1,026	7	2,049
Insurance premiums	21	72	492	585	24	72	946	1,042
Total fees and management income	$453	$2,045	$553	$3,051	$1,462	$3,779	$1,071	$6,312

(1)	Insurance premium income from other parties includes amounts from third parties not affiliated with us in the amount of $0.5 million and $1.0 million for the three and six months ended June 30, 2019.

(2)	Recurring fees include asset management fees and property management fees.

(3)	Transaction revenue includes items such as leasing commissions, construction management fees, and acquisition fees.

	Three Months Ended				Six Months Ended
	June 30, 2018				June 30, 2018
	REIT II(1)	PECO III and Joint Ventures	Other Parties(2)	Total	REIT II(1)	PECO III and Joint Ventures	Other Parties(2)	Total
Recurring fees	$5,189	$581	$77	$5,847	$10,333	$1,139	$152	$11,624
Transactional revenue and reimbursements	2,240	515	(11)	2,744	3,951	1,184	20	5,155
Insurance premiums	109	—	437	546	189	—	881	1,070
Total fees and management income	$7,538	$1,096	$503	$9,137	$14,473	$2,323	$1,053	$17,849

(1)	All amounts earned from REIT II were earned prior to the close of the Merger in November 2018, and ceased upon its acquisition by us.

(2)
Recurring fees and other revenue from other parties includes amounts from third parties not affiliated with us in the amount of $0.5 million and $0.9 million for the three and six months ended June 30, 2018.

Summarized below are amounts included in Fee and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds during the years ended December 31, 2018 and 2017, and other revenues that are not in the scope of ASC 606, Revenue from Contracts with Customers, but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	For the year ended December 31, 2018
	REIT II(1)	PECO III	Joint Ventures	Other Parties(2)	Total
Recurring fees(3)	$17,937	$870	$1,948	$281	$21,036
Transactional revenue and reimbursements(4)	6,965	1,278	1,442	132	9,817
Insurance premiums	367	—	—	1,706	2,073

(1)	All amounts earned from REIT II were earned prior to the close of the Merger in November 2018, and ceased upon its acquisition by us.

(2)
Recurring fees, transactional revenue and reimbursements, and insurance premium income from other parties includes amounts from third parties not affiliated with us in the amount of $1.7 million for the year ended December 31, 2018.

(3)	Recurring fees include asset management fees and property management fees.

(4)	Transaction revenue includes items such as leasing commissions, construction management fees, and acquisition fees.

	For the year ended December 31, 2017
	REIT II	PECO III	Joint Ventures	Other Parties(1)	Total
Recurring fees	$4,396	$74	$335	$187	$4,992
Transactional revenue and reimbursements	1,846	679	297	136	2,958
Insurance premiums	206	—	—	—	206

(1)
Recurring fees, transactional revenue and reimbursements, and insurance premium income from other parties includes amounts from third parties not affiliated with us in the amount of $0.2 million for the year ended December 31, 2017.

Advisory Transactions
As we no longer pay the fees listed below and had no outstanding unpaid amounts related to those fees as of December 31, 2018, summarized below are the fees incurred and the expenses reimbursable for the years ended December 31, 2017 and 2016 (in thousands):

	For the Year Ended December 31,
	2017	2016
Acquisition fees(1)	$1,344	$2,342
Acquisition expenses(1)	583	464
Asset management fees(2)	15,573	19,239
OP units distribution(3)	1,373	1,866
Class B unit distribution(4)	1,409	1,576
Disposition fees(5)	19	745
Total	$20,301	$26,232

(1)
The majority of acquisition and due diligence fees are capitalized and allocated to the related investment in real estate assets on the consolidated balance sheets based on the acquisition-date fair values of the respective assets and liabilities acquired.

(2)	Asset management fees are presented in General and Administrative on the consolidated statements of operations.

(3)	Distributions are presented as Distributions to Noncontrolling Interests on the consolidated statements of equity.

(4)	The distributions paid to holders of unvested Class B units are presented in General and Administrative on the consolidated statements of operations.

(5)	Disposition fees are presented as Other (Expense) Income, Net on the consolidated statements of operations.

Property Management Transactions
Summarized below are the fees earned by and the expenses reimbursable to the Property Manager for the years ended December 31, 2017 and 2016 (in thousands):

	For the Year Ended December 31,
	2017	2016
Property management fees(1)	$8,360	$9,929
Leasing commissions(2)	6,670	7,701
Construction management fees(2)	1,367	1,127
Other fees and reimbursements(3)	6,234	5,627
Total	$22,631	$24,384

(1)	The property management fees are included in Property Operating on the consolidated statements of operations.

(2)
Leasing commissions paid for leases with terms less than one year were expensed immediately and included in Depreciation and Amortization on the consolidated statements of operations. Leasing commissions paid for leases with terms greater than one year and construction management fees were capitalized and amortized over the life of the related leases or assets.

(3)	Other fees and reimbursements are included in Property Operating and General and Administrative on the consolidated statements of operations based on the nature of the expense.